Condensed Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Operating expenses:
Research and development expenses	$ (65)	$ (31)
General and administrative expenses	(215)	(210)
Operating loss	(280)	(241)
Financial expense, net	(1,683)	(185)
Net loss and comprehensive loss	$ (1,963)	$ (426)
Basic and diluted net loss per share (in Dollars per share)	$ (4.44)	$ (1.69)
Weighted average number of shares of ordinary share used in computing basic and diluted net loss per share (in Shares)	576,556	576,556